Award Timing Disclosure	12 Months Ended
Dec. 27, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Timing of Equity Grants
The Company’s practice has been to issue annual equity awards on the second business day immediately following the release of earnings for the fourth quarter of the just completed fiscal year. For example, the Company released its 2024 fourth quarter earnings on Wednesday, January 29, 2025, and subsequently granted equity awards on Friday January 31, 2025. The Company typically grants equity awards to newly hired and promoted executive officers on such executive officer’s first day of employment or upon the effective date of such executive officer’s promotion, as applicable.

Award Timing Method	The Company’s practice has been to issue annual equity awards on the second business day immediately following the release of earnings for the fourth quarter of the just completed fiscal year. For example, the Company released its 2024 fourth quarter earnings on Wednesday, January 29, 2025, and subsequently granted equity awards on Friday January 31, 2025. The Company typically grants equity awards to newly hired and promoted executive officers on such executive officer’s first day of employment or upon the effective date of such executive officer’s promotion, as applicable.